Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2024
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

4. Right-of-use assets and lease liabilities

Operating leases

On December 21, 2020, the Company commenced a five-year sale and leaseback agreement for the aframax tanker Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller's credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of June 30, 2024, the Company has classified the seller's credit, as long-term receivable amounting to $4,345. In accordance with ASC 842, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40 The financial liability recognized for aframax tanker Sakura Princess was $1,637 (current portion $1,080 and non-current portion $557) as of June 30, 2024, and $2,164 (current portion $1,067 and non-current portion $1,097) as of December 31, 2023.

On June 21, 2021, the Company commenced a five-year sale and leaseback agreement for each of the two suezmax tankers, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller's credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of June 30, 2024, the Company has classified the seller's credit, as long-term receivable amounting to $8,097. In accordance with ASC 842, the Company accounts for the transaction as an operating lease.

At June 30, 2024 and December 31, 2023, the Company assessed the recoverability of the seller's credits and there was no indication of impairment.

As at June 30, 2024, the Company recognized on its consolidated balance sheets a right-of-use asset of $17,709 for the two suezmax tankers, Arctic and Antarctic, $4,169 for the aframax tanker Sakura Princess, respectively, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the three right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not made any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the right-of-use asset and the obligations under operating leases was 2.54% for the sale and leaseback agreement of the aframax tanker, Sakura Princess and 2.98% for the sale and leaseback agreement of the two suezmax tankers Arctic and Antarctic and the respective weighted average remaining lease term was 1.48 and 1.99 years, respectively, as at June 30, 2024 and 1.98 and 2.49 years, respectively, as at December 31, 2023.

As at June 30, 2024 and December 31, 2023, both the right-of use assets and the corresponding obligation under operating leases were $21,878 (current portion $11,790 and non-current portion $10,088) and $36,969 (current portion $21,031 and non-current portion $15,937), respectively.

Period/ Year	Lease Commitment
July 1 to December 31, 2024	$7,659
2025	15,332
2026	4,992
Minimum net lease payments	$27,983
Less: present value discount	(4,468)
Total obligations under operating leases and financial liability (current and non-current portion)	$23,515

The Company has subleased all three vessels (Arctic, Antarctic, Sakura Princess) and recognized sublease revenue, net of voyage expenses of $9,421, for the second quarter of 2024, compared to five vessels (Archangel, Alaska, Arctic, Antarctic, Sakura Princess) with recognized sublease revenue, net of voyage expenses of $19,856 for the second quarter of 2023. The amount of $18,458 was recognized for the first half of 2024 for all three vessels, compared to $49,540 in the prior year first half for five vessels.

Finance leases

On January 9, 2020, the Company commenced a five-year sale and leaseback agreement for each of the two suezmax tankers, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there was a seller’s credit of $11,800 on the sales price that would become immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. At inception, the Company accounted the transaction as an operating lease and continued to do so following the adoption of ASC 842 and the package of practical expedients. On May 31, 2024, the Company signed an addendum in the bareboat agreement for each of the two suezmax tankers, Archangel and Alaska, to repurchase both vessels. In accordance with ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease. As of the effective date of the modification, the corresponding lease liability under finance leases was remeasured to $43,316, including the application of the seller’s credit of $11,800 as a prepayment to repurchase the vessels upon exercise of the repurchase options, During the first half of 2024, the lease liability under finance leases was reduced by $918 to reflect the lease payments made during the period and increased by an interest expense of $261, resulting in a total lease liability of $42,659 as at June 30, 2024. In addition, as of the effective date of the modification, the right-of-use-assets were adjusted, upon remeasurement of the lease liability resulting in total amount of $55,116. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated remaining economic lives of the vessels and is presented in the Company’s consolidated statements of comprehensive income under depreciation and amortization. The Company’s right-of-use-assets were amortized by $707, resulting in a total amount of $54,409 as at June 30, 2024. The incremental borrowing rate used to determine the right-of-use assets and the obligations under finance leases was 7.1%. The weighted average remaining lease term for each of the two suezmax tankers, Archangel and Alaska was 0.53 years, as at June 30, 2024. On July 19, 2024 and August 22, 2024, the Company repurchased Alaska and Archangel, respectively, at a purchase price of $21,000 each, net of the seller’s credit amount of $5,900 for each vessel.

The annual lease payments as at June 30, 2024 are as follows:

Period	Lease Commitment
July 1 to December 31, 2024	$42,918
Minimum net lease payments	42,918
Less: Discounting effect	(259)
Total Obligations under finance leases	$42,659

The Company has subleased both vessels (Archangel and Alaska), the amount of $7,089 and $1,399 was recognized as sublease revenue, net of voyage expenses for the operating lease period (January 1, 2024 until May 31, 2024) and the finance lease period, respectively (May 31, 2024 until June 30, 2024).